Assets Held for Sale	12 Months Ended
Dec. 31, 2016
Text Block [Abstract]
Assets Held for Sale
4.	Assets Held for Sale

The Company fully discontinued its production in Wuxi by the end of June 2013 due to sustained losses generated from FPC production and a lack of customers for LCM for tablets. The Company is seeking potential buyer for all its long-lived assets related to FPC production since June 2013, hence these assets were classified as assets held for sale in 2013. During 2014, $16,316 of long-lived assets was reclassified to assets held for sale, and $19,035 of additional impairment loss was charged on the production machineries because management assessed that the market value was lower than the net book value. No additional impairment loss was made on the assets held for sale in 2015 and 2016.

$1,670 of assets held for sale was disposed of with the consideration of $1,703 and a gain of $33 which is included in other expenses, net in the year of 2015. No assets held for sale were disposed in the year of 2016. Assets held for sale are comprised of the following:

At December 31,	2015	2016
At net book value:
Land	$364	$341
Buildings	17,613	16,496
Machinery and equipment	24	23
Leasehold improvements	2,239	2,097
Others	14	13

Total	$20,254	$18,970